Schedule of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 1	$ 4,575,753
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 2	932,765
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 3	5,508,518
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 4	0
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 5	64,044
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 6	64,044
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 7	(247,187)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 8	(50,388)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 9	(297,575)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 10	4,328,566
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 11	946,421
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 12	5,274,987
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 13	(283,281)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 14	(61,938)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 15	(345,219)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 16	4,045,285
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 17	884,483
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 18	4,929,768
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 19	1,109,295
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 20	905,208
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 21	2,014,503
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 22	821,038
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 23	18,167
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 24	839,205
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 25	(59,924)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 26	(48,900)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 27	(108,824)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 28	1,870,409
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 29	874,475
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 30	2,744,884
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 31	789,736
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 32	18,480
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 33	808,216
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 34	(122,409)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 35	(57,229)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 36	(179,638)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 37	2,537,736
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 38	835,726
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 39	3,373,462
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 40	1,507,549
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 41	48,757
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 42	$ 1,556,306